Segment Information - Results of Continuing Operations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Information
Number of business segments (in segments) | segment	5
Revenue	$ 79,591	$ 79,139	$ 79,919
Pre-tax income from continuing operations	11,342	11,400	12,330
Business Segments, Excluding Intersegment Revenue
Segment Information
Revenue	79,383	78,968	79,630
Business Segments, Excluding Intersegment Revenue | Cognitive Solutions
Segment Information
Revenue	18,481	18,453	18,187
Business Segments, Excluding Intersegment Revenue | Global Business Services
Segment Information
Revenue	16,817	16,348	16,700
Business Segments, Excluding Intersegment Revenue | Technology Services & Cloud Platforms
Segment Information
Revenue	34,462	34,277	35,337
Business Segments, Excluding Intersegment Revenue | Systems
Segment Information
Revenue	8,034	8,194	7,714
Business Segments, Excluding Intersegment Revenue | Global Financing
Segment Information
Revenue	1,590	1,696	1,692
Internal transactions
Segment Information
Revenue	(6,261)	(5,889)	(6,307)
Pre-tax income from continuing operations	(758)	(726)	(1,160)
Internal transactions | Cognitive Solutions
Segment Information
Revenue	(2,715)	(2,647)	(2,630)
Internal transactions | Global Business Services
Segment Information
Revenue	(326)	(363)	(409)
Internal transactions | Technology Services & Cloud Platforms
Segment Information
Revenue	(795)	(657)	(715)
Internal transactions | Systems
Segment Information
Revenue	(815)	(750)	(750)
Internal transactions | Global Financing
Segment Information
Revenue	(1,610)	(1,471)	(1,802)
Business Segments
Segment Information
Revenue	85,644	84,857	85,936
Pre-tax income from continuing operations	$ 14,881	$ 14,849	$ 15,230
Revenue year-to-year change (as a percent)	0.90%	(1.30%)	(2.70%)
Pre-tax income year-to-year change (as a percent)	0.20%	(2.50%)	(21.90%)
Pre-tax income margin (as a percent)	17.40%	17.50%	17.70%
Business Segments | Cognitive Solutions
Segment Information
Revenue	$ 21,197	$ 21,100	$ 20,817
Pre-tax income from continuing operations	$ 7,154	$ 6,795	$ 6,325
Revenue year-to-year change (as a percent)	0.50%	1.40%	3.80%
Pre-tax income year-to-year change (as a percent)	5.30%	7.40%	(12.50%)
Pre-tax income margin (as a percent)	33.80%	32.20%	30.40%
Business Segments | Global Business Services
Segment Information
Revenue	$ 17,143	$ 16,711	$ 17,109
Pre-tax income from continuing operations	$ 1,676	$ 1,362	$ 1,683
Revenue year-to-year change (as a percent)	2.60%	(2.30%)	(3.10%)
Pre-tax income year-to-year change (as a percent)	23.00%	(19.00%)	(34.40%)
Pre-tax income margin (as a percent)	9.80%	8.20%	9.80%
Business Segments | Technology Services & Cloud Platforms
Segment Information
Revenue	$ 35,257	$ 34,934	$ 36,052
Pre-tax income from continuing operations	$ 3,786	$ 4,286	$ 4,643
Revenue year-to-year change (as a percent)	0.90%	(3.10%)	0.60%
Pre-tax income year-to-year change (as a percent)	(11.70%)	(7.70%)	(17.40%)
Pre-tax income margin (as a percent)	10.70%	12.30%	12.90%
Business Segments | Systems
Segment Information
Revenue	$ 8,848	$ 8,945	$ 8,464
Pre-tax income from continuing operations	$ 904	$ 1,128	$ 925
Revenue year-to-year change (as a percent)	(1.10%)	5.70%	(18.00%)
Pre-tax income year-to-year change (as a percent)	(19.90%)	21.90%	(46.10%)
Pre-tax income margin (as a percent)	10.20%	12.60%	10.90%
Business Segments | Global Financing
Segment Information
Revenue	$ 3,200	$ 3,168	$ 3,494
Pre-tax income from continuing operations	$ 1,361	$ 1,278	$ 1,654
Revenue year-to-year change (as a percent)	1.00%	(9.30%)	(22.00%)
Pre-tax income year-to-year change (as a percent)	6.50%	(22.80%)	(30.00%)
Pre-tax income margin (as a percent)	42.50%	40.30%	47.30%